Project and Trade Finance Core Fund
Portfolio of Investments
December 31, 2023 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—89.3%
		Automotive—0.8%
$ 6,000,000	[2]	JSC UzAuto Motors (“UzAuto Motors”), 9.718% (180-DAY AVERAGE SOFR +4.250%), 8/24/2026	9/18/2023	$ 6,000,000	$ 6,028,095
		Banking—15.4%
EUR 6,000,000	[2]	Akbank Turk II, 7.596% (6-month EURIBOR +3.500%), 4/26/2024	10/5/2023	6,310,820	6,614,041
$ 5,000,000		Banco Do Brasil SA, London Branch, 5.953%, 5/17/2024	5/16/2023	5,000,000	5,000,000
5,000,000		Banco Santander (Brasil) SA, 6.250%, 1/2/2024	12/15/2023	5,000,000	5,000,098
5,000,000	[2]	Eastern and Southern African Trade and Development Bank, 6.830% (90-DAY AVERAGE SOFR +1.450%), 11/23/2026	11/21/2023- 11/30/2023	5,000,000	5,000,000
13,000,000	[2]	Far East Horizon Ltd., 7.041% (3-month USLIBOR +1.400%), 9/10/2024	9/15/2021	13,000,000	12,996,179
6,000,000	[2]	Joint Stock Commercial Bank Agrobank, 9.871% (SOFR +4.500%), 3/13/2024	3/7/2023	6,000,000	5,975,962
9,000,000	[2]	Joint-Stock Co. Asakabank, 8.993% (180-DAY AVERAGE SOFR +3.500%), 3/28/2025	10/4/2023	9,000,000	9,047,821
EUR 7,000,000	[2]	QNB Finansbank AS/Turkey, 7.460% (6-month EURIBOR +3.500%), 6/6/2024	10/20/2023	7,359,326	7,699,635
12,000,000	[2]	T.C. Ziraat Bankasi A.S., 7.456% (3-month EURIBOR +3.500%), 4/26/2024	4/21/2023- 10/13/2023	12,845,504	13,247,402
1,500,000	[2]	The National Bank for Foreign Economic Activity of the Republic of Uzbekistan (“NBU”), 7.338% (6-month EURIBOR +3.400%), 6/18/2024	6/25/2021	1,791,572	1,643,315
15,000,000	[2]	The Republic of Cote d’Ivoire acting through The Ministry of Economy and Finance of Cote d’Ivoire (MOF IVORY COAST), 6.916% (6-month EURIBOR +3.000%), 6/28/2024	11/28/2023	16,481,253	16,559,252
15,000,000	[2]	Turkiye Ihracat Kredi Bankasi A.S., 7.720% (6-month EURIBOR +3.650%), 5/23/2024	5/5/2023- 10/17/2023	16,132,372	16,559,252
$ 7,500,000		Turkiye Ihracat Kredi Bankasi A.S., 8.727%, 9/17/2024	9/13/2023	7,500,000	7,500,000
7,000,000		Turkiye Vakiflar Bankasi T.A.O., 9.050%, 5/23/2024	10/2/2023	6,975,750	7,000,000
		TOTAL			119,842,957
		Basic Industry - Metals/Mining Excluding Steel—4.4%
4,514,285	[2]	China Hongqiao Group Ltd., 9.270% (1-month USLIBOR +3.800%), 3/30/2024	6/3/2021	4,515,841	4,514,286
7,500,000	[2]	Harmony Gold Mining Co. Ltd., 8.250% (SOFR +2.850%), 5/31/2026	7/31/2018- 10/2/2019	7,501,918	7,575,000
15,000,000	[2]	Navoi Mining and Metallurgical Co., 10.172% (90-DAY AVERAGE SOFR +4.760%), 4/20/2027	5/18/2022	14,889,250	15,000,000
7,840,000	[2]	PJSC MMC Norilsk Nickel, 6.870% (90-DAY AVERAGE SOFR +1.400%), 2/20/2025	11/30/2020	7,742,980	7,386,074
		TOTAL			34,475,360
		Basic Industry - Steel Producers/Products—1.1%
8,500,000	[2]	JSC Uzbek Steel, 9.618% (90-DAY AVERAGE SOFR +4.250%), 8/4/2024	8/22/2023	8,502,250	8,509,448
		Beverages—0.7%
5,294,118	[2]	International Beverage Tashkent, 10.082% (3-month USLIBOR +4.500%), 12/29/2026	12/23/2021- 3/8/2022	5,294,118	5,290,927
		Building & Development—1.2%
4,493,244		Cemex S.A.B de C.V., 6.440%, 1/8/2024	7/24/2023	4,350,065	4,489,224
4,250,000	[2]	IHS Zambia Ltd., 10.655% (3-month USLIBOR +5.000%), 12/15/2027	11/26/2021	4,244,475	4,121,040
4,444,967	[2,3,4,5,6]	SBG Ltd., 6.381% (3-month USLIBOR +4.000%), 6/30/2020	4/16/2018	4,370,885	888,993
		TOTAL			9,499,257
		Chemicals—1.1%
4,785,000	[2]	Egyptian Ethylene & Derivatives Co. SAE, 9.379% (90-DAY AVERAGE SOFR +4.000%), 9/13/2028	9/22/2023- 10/17/2023	4,785,000	4,785,000

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Chemicals—continued
$ 4,000,000	[2]	PJSC Acron, 7.047% (1-month USLIBOR +1.700%), 5/18/2026	11/26/2021	$ 4,000,000	$ 3,880,524
		TOTAL			8,665,524
		Communications - Telecom Wirelines—2.6%
7,481,250	[2]	Gridiron Fiber Corp., 9.098% (90-DAY AVERAGE SOFR +3.750%), 8/31/2030	11/22/2023	7,481,250	7,481,250
EUR 11,800,000	[2]	Telekom Srbija a.d. Beograd, 9.000% (6-month EURIBOR +4.950%), 6/1/2026	5/26/2023- 5/30/2023	12,513,412	13,026,612
		TOTAL			20,507,862
		Consumer Goods - Food - Wholesale—0.4%
$ 1,237,500	[2]	Ghana Cocoa Board, 10.227% (6-month USLIBOR +4.400%), 11/12/2024	8/11/2021	1,237,500	1,211,163
1,100,864	[2,3,4,5,6]	GVO, 5.334% (3-month USLIBOR +10.000%), 11/2/2015	4/13/2011	1,105,045	210,045
5,000,000	[2,3,4,5,6]	Molino Canuelas, 7.432% (6-month USLIBOR +7.000%), 12/16/2020	12/29/2016	4,950,000	500,000
2,571,428	[2,3,4,5,6]	REI Agro Ltd., 8.342% (3-month USLIBOR +6.000%), 10/31/2014	10/31/2012- 11/3/2014	2,571,429	128,572
252,538		Sysco Corp. and Sysco Merchandising and Supply Chain Services, Inc., 6.375%, 1/24/2024	11/27/2023	251,042	252,509
4,921,053	[2,3,4,5]	Vicentin SAIC II, 11.664% (3-month USLIBOR +6.000%), 1/15/2024	11/5/2015- 2/21/2018	4,904,088	541,316
2,500,000	[2,3,4,5,6]	Vicentin SAIC, 6.409% (3-month USLIBOR +4.500%), 5/21/2022	5/21/2019	2,500,000	275,000
		TOTAL			3,118,605
		Energy - Exploration & Production—10.0%
EUR 10,000,000		Axpo Solutions AG, 5.010%, 5/20/2024	5/20/2024	10,764,494	11,040,633
$ 13,000,000	[2]	Azule Energy Holding Ltd., 9.860% (SOFR +4.500%), 7/29/2029	10/27/2022- 12/19/2022	12,905,000	13,100,430
10,000,000	[2]	Carmo Energy SA, 7.987% (CME Term SOFR 6-month +2.500%), 12/23/2027	6/30/2023	10,000,000	10,016,993
14,000,000	[2]	CC Energy Development Ltd., 9.121% (SOFR +3.750%), 7/1/2028	8/31/2022	14,000,000	14,000,000
140,801	[2]	SHT, 5.609% (3-month USLIBOR +3.600%), 9/30/2025	8/26/2014	137,956	140,801
2,136,490	[2,3,4,5]	SNPC, 8.149% (1-month USLIBOR +2.500%), 12/31/2033	4/1/2022	2,112,486	1,965,571
6,000,000	[2]	SOCAR Energy, 9.178% (6-month USLIBOR +3.450%), 8/11/2026	8/11/2021	5,949,000	6,000,000
5,333,333	[2]	Sonangol Finance Ltd., 9.670% (1-month USLIBOR +5.250%), 9/30/2026	9/16/2021	5,280,000	5,315,444
12,690,476	[2]	Sonangol Finance Ltd., Term Loan, Series 2025 TF, 9.670% (1-month USLIBOR +4.200%), 1/29/2025	4/24/2023- 10/11/2023	12,598,030	12,680,148
3,333,333	[2]	State Oil Co Of The Azer, 8.572% (6-month USLIBOR +2.700%), 2/22/2024	3/7/2023	3,301,167	3,333,333
		TOTAL			77,593,353
		Energy - Gas Distribution—3.1%
1,047,264	[2]	Papua New Guinea Liquefied Natural Gas Global Co., 10.011% (6-month USLIBOR +4.250%), 6/15/2024	4/14/2023	1,047,264	1,047,264
4,305,176	[2]	Papua New Guinea Liquefied Natural Gas Global Co., 9.261% (6-month USLIBOR +3.500%), 6/15/2026	4/14/2023	4,262,124	4,305,176
14,466,438	[2]	Venture Global Calcasieu Pass LLC, 8.081% (1-month USLIBOR +2.625%), 8/19/2026	1/28/2021- 2/10/2023	14,096,943	14,466,438
4,183,903	[2]	Venture Global Plaquemines LNG LLC, 7.330% (SOFR +1.975%), 5/25/2029	12/15/2022- 12/21/2023	4,183,903	4,183,903
		TOTAL			24,002,781
		Energy - Integrated Energy—2.2%
10,000,000	[2]	Ecopetrol S.A., 7.123% (6-month Constant Maturity Treasury +1.250%), 8/16/2024	10/9/2023	9,982,500	9,984,616
6,940,965	[2]	Staatsolie Maatschappij Suriname NV, 11.139% (90-DAY AVERAGE SOFR +5.500%), 1/25/2028	6/30/2021	6,940,965	6,940,965
		TOTAL			16,925,581
		Energy - Oil Field Equipment & Services—8.4%
7,183,912	[2]	Alfa Lula Alto S.a.r.l, 7.671% (90-DAY AVERAGE SOFR +2.100%), 1/15/2028	6/16/2023	7,112,547	7,164,897
937,595	[2]	Alfa Lula Alto S.a.r.l, 7.872% (90-DAY AVERAGE SOFR +2.300%), 12/15/2029	6/16/2023	918,843	927,523

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Oil Field Equipment & Services—continued
$ 8,087,125	[2]	Beta Lula Central S.a.r.l. (Lux, Inc.), 7.882% (90-DAY AVERAGE SOFR +2.300%), 6/15/2030	12/6/2023	$ 8,048,189	$ 8,048,189
16,000,000		BP Singapore Pte Ltd., 6.401%, 1/31/2024	12/27/2023	16,000,000	16,000,000
16,750,000		Eni Trading & Shipping, Inc. (USA), 6.356%, 1/18/2024	12/22/2023	16,750,000	16,750,000
16,538,522	[2]	Sonasing Xikomba Ltd. (“Xikomba”), Bermuda, Inc., 7.927% (3-month USLIBOR +2.300%), 5/29/2026	5/17/2022- 12/8/2023	16,540,306	16,538,522
		TOTAL			65,429,131
		Energy - Oil Refining and Marketing—5.3%
3,521,808	[2]	Trafigura Environmental Solutions S.a.r.l., 7.260% (30-DAY AVERAGE SOFR +1.900%), 9/5/2024	9/6/2023	3,521,808	3,514,510
9,500,000	[2]	Trafigura Pte Ltd. NZ, 7.258% (1-month USLIBOR +1.900%), 9/24/2024	9/23/2023	9,500,000	9,467,631
3,487,500	[2]	Trafigura Pte Ltd. NZ, 7.470% (1-month USLIBOR +2.000%), 6/30/2024	12/20/2022	3,487,500	3,487,500
9,763,281	[2]	Yinson Bergenia Production, 9.283% (90-DAY AVERAGE SOFR +3.900%), 6/10/2028	3/6/2023- 12/19/2023	9,763,281	9,763,281
14,586,000	[2]	Yinson Boronia Production, 8.811% (3-month USLIBOR +3.250%), 8/11/2026	12/17/2021- 8/19/2022	14,586,000	14,586,000
		TOTAL			40,818,922
		Foreign Sovereign—11.4%
5,000,000		African Export-Import Bank (Afreximbank), 6.187%, 4/29/2024	5/1/2023	5,000,000	5,000,000
EUR 9,000,000	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 5.623% (3-month EURIBOR +1.650%), 7/20/2024	9/1/2023	9,603,034	9,904,926
2,649,600	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 8.484% (3-month EURIBOR +4.500%), 2/14/2025	3/17/2020	2,907,141	2,925,026
10,500,000	[2]	Benin, Government of, 8.052% (6-month EURIBOR +3.950%), 4/30/2027	6/29/2023	11,391,050	11,567,463
2,082,928		Burkina Faso, Government of, 3.600%, 3/1/2024	3/22/2023- 5/31/2023	2,230,670	2,299,448
4,889,500		Cote D’Ivoire, Government of, 8.835%, 12/31/2025	9/4/2019	5,393,852	5,294,619
$ 11,981,105		Egypt, Government of, 7.887%, 8/27/2024	1/3/2023- 8/24/2023	11,981,105	11,860,677
10,863,158	[2]	Energy Development Oman, 7.403% (3-month USLIBOR +2.050%), 8/14/2028	9/28/2021- 12/5/2023	10,842,979	10,863,158
1,988,636	[2]	Kenya, Government of, 12.345% (6-month USLIBOR +6.450%), 3/4/2026	4/16/2019	1,979,924	1,965,897
EUR 5,000,000	[2]	Minister of Finance of Ukraine, 8.032% (3-month EURIBOR +4.100%), 9/1/2026	8/26/2021	5,877,250	4,491,593
10,000,000	[2]	Senegal, Government of, 8.273% (3-month EURIBOR +4.350%), 3/1/2026	6/9/2023	10,745,998	11,039,502
$ 1,812,500	[2]	Sharjah Govt., 6.830% (3-month USLIBOR +1.200%), 3/4/2024	9/21/2020	1,803,437	1,812,500
10,000,000	[2]	The Federal Republic of Nigeria acting by and through the Federal Ministry of Finance, Budget and National Planning of Nigeria (“MOF”), 11.486% (3-month USLIBOR +5.950%), 12/30/2024	9/1/2022- 1/19/2023	10,000,000	10,000,000
		TOTAL			89,024,809
		Government Agency—3.3%
EUR 8,000,000	[2]	Republic of Senegal via Ministry of Finance and Budget, 9.724% (6-month EURIBOR +5.800%), 12/22/2028	12/19/2023	8,782,802	8,807,189
5,538,843		Republic of Senegal, represented by the Ministry of Economy, Planning & Corporation, 8.015%, 4/5/2024	1/11/2023- 4/17/2023	5,975,638	6,114,606
10,000,000	[2]	The Republic De Cote D’Ivoire via The Ministre Des Finances Et Du Budget, 6.931% (3-month EURIBOR +3.000%), 12/19/2024	12/21/2023	10,916,077	10,952,290
		TOTAL			25,874,085
		Machinery—1.3%
$ 10,278,720		Dover Corp. and its subsidiaries, 5.885%, 4/15/2024	9/21/2023- 12/20/2023	10,120,987	10,273,095

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Packaging—1.3%
$ 10,187,396		Westrock Shared Services, LLC and other subsidiaries of the Parent, 5.848%, 3/11/2024	9/21/2023- 12/20/2023	$10,054,204	$ 10,184,187
		Pharmaceuticals—1.1%
EUR 8,000,000	[2]	Medina, 6.948% (3-month EURIBOR +3.000%), 4/30/2029	8/31/2023	8,590,767	8,726,756
		Supranational—1.3%
$ 5,000,000	[2]	Eastern and Southern African Trade and Development Bank, 6.738% (90-DAY AVERAGE SOFR +1.350%), 8/23/2024	2/9/2023	4,936,750	4,956,866
5,000,000	[2]	Eastern and Southern African Trade and Development Bank, 6.838% (90-DAY AVERAGE SOFR +1.450%), 8/23/2025	7/18/2023	4,876,750	4,952,140
		TOTAL			9,909,006
		Telecommunications - Wireless—5.3%
12,960,000	[2]	IHS Holding Ltd., Cayman Islands, Inc., 9.130% (SOFR +3.750%), 10/28/2025	12/13/2022- 10/31/2023	12,496,000	12,871,969
EUR 482,625	[2]	Phoenix Tower International (PTI) Iberica V, NewCo created and, Inc. in Spain, 7.352% (6-month EURIBOR +3.250%), 10/25/2030	10/19/2023- 12/21/2023	520,173	541,919
4,800,000	[2]	Phoenix Tower International (PTI) Iberica V, NewCo created and, Inc. in Spain, 7.352% (6-month EURIBOR +3.250%), 10/25/2030	10/19/2023	5,082,242	5,389,712
$ 8,000,000	[2]	Phoenix Tower International Spain ETVE, S.L.U., 9.348% (SOFR +4.000%), 8/10/2027	11/21/2022	7,944,000	8,073,382
EUR 13,250,000	[2]	TDC Net A/S, 6.273% (3-month EURIBOR +2.300%), 2/2/2027	3/28/2023- 5/8/2023	14,411,734	14,627,340
		TOTAL			41,504,322
		Transportation - Transport Infrastructure/Services—2.3%
7,500,000	[2]	Fraport TAV Antalya Yatirim Yapim ve Isletme (SPV, Turkey), 9.420% (6-month EURIBOR +5.500%), 3/25/2024	9/1/2022	7,461,002	8,296,592
$ 9,437,500	[2]	Impala Terminals Switzerland SAR, 8.543% (SOFR +3.000%), 8/13/2025	3/28/2023- 12/1/2023	9,306,458	9,336,300
		TOTAL			17,632,892
		Utility - Electric-Generation—5.3%
EUR 8,000,000	[2]	Eesti Energia AS, 8.428% (3-month EURIBOR +4.500%), 5/11/2028	5/5/2023	8,813,999	8,831,601
$ 6,160,000	[2]	Karadeniz Powership Osman Khan Co., Ltd., 11.400% (6-month USLIBOR +5.500%), 9/15/2026	10/14/2021	6,098,400	6,140,165
2,207,250	[2]	Karpower International DMCC (opco, Dubai)(“Karpower Reef”), 11.848% (SOFR +6.500%), 6/30/2026	3/20/2023	2,179,659	2,187,447
4,123,095	[2]	Karpowership, 10.429% (6-month USLIBOR +4.500%), 2/28/2025	7/20/2020- 8/30/2022	4,020,452	4,143,711
23,978,271,209	[2,7]	PT MaxPower, 0.000% (3-month USLIBOR +2.000%), 6/10/2039	12/6/2019- 12/21/2023	1,091,025	1,557,334
IDR 88,626,297,902	[2]	PT MaxPower, 7.750% (3-month USLIBOR +2.000%), 6/10/2039	6/12/2019	4,032,549	5,756,076
$ 3,943,849	[2]	SMN Barka Power Co. S.A.O.C., 6.425% (6-month USLIBOR +1.125%), 3/28/2024	12/2/2020	3,628,341	3,922,935
8,615,385	[2]	The Sharjah Electricity and Water Authority, 7.589% (1-month USLIBOR +1.950%), 12/23/2025	12/21/2020	8,600,308	8,615,385
		TOTAL			41,154,654
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $709,055,430)			694,991,609
		INVESTMENT COMPANY—8.0%
61,781,935		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.45%[8] (IDENTIFIED COST $61,787,194)			61,812,825
		TOTAL INVESTMENT IN SECURITIES—97.3% (IDENTIFIED COST $770,842,624)			756,804,434
		OTHER ASSETS AND LIABILITIES - NET—2.7%[9]			21,179,275
		TOTAL NET ASSETS—100%			$777,983,709

At December 31, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
3/20/2024	State Street Bank & Trust Co.	110,900,000,000	IDR	$7,126,727	$(69,696)
3/28/2024	State Street Bank & Trust Co.	6,400,000	EUR	$6,937,613	$(151,752)
3/28/2024	Credit Agricole CIB	83,870,000	EUR	$91,979,726	$(924,187)
3/28/2024	State Street Bank & Trust Co.	3,600,000	EUR	$4,000,029	$12,262
3/28/2024	State Street Bank & Trust Co.	2,200,000	EUR	$2,343,260	$(93,710)
3/28/2024	JPMorgan Chase Bank, N.A.	14,000,000	EUR	$14,861,243	$(646,742)
3/28/2024	State Street Bank & Trust Co.	89,130,000	EUR	$97,768,765	$(961,720)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(2,835,545)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $753,863 and $1,853,166, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2023	$52,770,412
Purchases at Cost	$544,724,242
Proceeds from Sales	$(535,747,208)
Change in Unrealized Appreciation/Depreciation	$29,635
Net Realized Gain/(Loss)	$35,744
Value as of 12/31/2023	$61,812,825
Shares Held as of 12/31/2023	61,781,935
Dividend Income	$3,561,733

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2023, these restricted securities amounted to
$694,991,609, which represented 89.3% of total net assets.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Issuer in default.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

5	Non-income-producing security.
6	Principal amount and interest were not paid upon final maturity.
7	Zero coupon bond.
8	7-day net yield.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.

■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal mattersother factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with the Adviser’s procedures.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$694,991,609	$694,991,609
Investment Company	61,812,825	—	—	61,812,825
TOTAL SECURITIES	$61,812,825	$—	$694,991,609	$756,804,434
Other Financial Instruments[1]
Assets	$—	$12,262	$—	$12,262
Liabilities	—	(2,847,807)	—	(2,847,807)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(2,835,545)	$—	$(2,835,545)

1	Other financial instruments are foreign exchange contracts.
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2023	$601,497,620
Accreted/amortized discount/premiums	5,682,760
Realized gain (loss)	(9,505,103)
Change in unrealized appreciation/depreciation	7,732,182
Purchases	686,577,937
(Sales)	(596,993,787)
Balance as of 12/31/2023	$694,991,609
Total change in unrealized appreciation/depreciation attributable to investments still held at 12/31/2023	$3,776,679

The following acronym(s) are used throughout this portfolio:
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
IDR	—Indonesian Rupiah
JSC	—Joint Stock Company
LIBOR	—London Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate